Other Payables - Schedule Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Salaries and wages	€ 7,991	€ 8,621
Social security contributions	5,898	5,073
Vacation accrual	4,397	3,275
Withholding taxes on payroll and on others	2,000	2,097
Advance payment from the Parent’s majority shareholder	2,500	2,500
Other accounts payable	8,667	6,703
Total	€ 31,453	€ 28,269